Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Estimated useful life of assets
Estimated useful life of assets are as follows:

ASSET	Useful life (in years)
Buildings (residential; factory etc.)	3 - 60
Plant and equipment	15 - 40
Railway sidings	15
Office equipment	3 - 6
Furniture and fixtures	8 - 10
Vehicles	8 - 10

Summary of effective date of new pronouncement
The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are noted below:

New pronouncement	Fiscal year beginning
Reference to the Conceptual Framework – Amendments to IFRS 3	January 1, 2022
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 ( Property, Plant and Equipment: IFRS Foundation )	January 1, 2022
Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37 ( Provisions, Contingent Liabilities and Contingent Assets )	January 1, 2022
AIP IFRS 9 ( Financial Instruments ) – Fees in the ‘10 per cent’ test for derecognition of financial liabilities	January 1, 2022
Classification of Liabilities as Current or Non-current - Amendments to IAS 1 ( Presentation of Financial Statements )	January 1, 2023
Definition of Accounting Estimates - Amendments to IAS 8 ( Accounting Policies, Changes in Accounting Estimates and Errors )	January 1, 2023
Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2 ( Making materiality judgements )	January 1, 2023